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Jan. 8, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:  Document Control - EDGAR

RE: RiverSource Variable Account 10 (previously IDS Life Variable Account 10) File Nos. 333-79311/811-07355
              RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity RiverSource Retirement Advisor 4 Select(SM) Variable Annuity RiverSource Retirement Advisor 4 Access(SM) Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-3678 or Boba Selimovic at (612) 671-7449.

Very truly yours,

/s/  Mary Ellyn Minenko
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     Mary Ellyn Minenko
     Assistant General Counsel